Customer Revenue by Classes of Similar Products or Services (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Customer revenue	$ 3,706.4	$ 3,853.8	$ 4,019.6
Services
Revenue from External Customer [Line Items]
Customer revenue	3,192.4	3,354.6	3,457.4
Technology
Revenue from External Customer [Line Items]
Customer revenue	514.0	499.2	562.2
Systems Integration and Consulting | Services
Revenue from External Customer [Line Items]
Customer revenue	1,079.3	1,164.7	1,223.1
Outsourcing | Services
Revenue from External Customer [Line Items]
Customer revenue	1,475.5	1,487.2	1,531.3
Infrastructure Services | Services
Revenue from External Customer [Line Items]
Customer revenue	442.4	487.0	472.4
Core Maintenance | Services
Revenue from External Customer [Line Items]
Customer revenue	195.2	215.7	230.6
Enterprise-Class Software And Servers | Technology
Revenue from External Customer [Line Items]
Customer revenue	480.3	443.9	462.5
Other Technology | Technology
Revenue from External Customer [Line Items]
Customer revenue	$ 33.7	$ 55.3	$ 99.7